Share Purchase Warrants (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Number of warrants outstanding	255,925,374	4,527,614
Exercise price (in Dollars per share)	$ 0.000245
Previously Recorded Balance [Member]
Number of warrants outstanding		775,000
Exercise price (in Dollars per share)		$ 0.10
Expiry date		September 23, 2024
Correction Made [Member]
Number of warrants outstanding		500,000
Exercise price (in Dollars per share)		$ 0.12
Expiry date		June 1, 2020
Sales Revenue, Net [Member] | Customer Concentration Risk
Number of warrants outstanding		50,000
Exercise price (in Dollars per share)		$ 0.20
Expiry date		January 2, 2022
Warrants At 0.20 [Member]
Number of warrants outstanding	50,000
Exercise price (in Dollars per share)	$ 0.20
Expiry date	January 2, 2022
Warrants At 0.15 [Member]
Number of warrants outstanding	980,392	980,392
Exercise price (in Dollars per share)	$ 0.15	$ 0.15
Expiry date	December 2, 2021	December 2, 2021
Warrants At 0.00 [Member]
Number of warrants outstanding	252,672,760
Exercise price (in Dollars per share)	$ 0.10
Expiry date	September 23, 2024
Warrants At 0.23 [Member]
Number of warrants outstanding	2,222,222	2,222,222
Exercise price (in Dollars per share)	$ 0.23	$ 0.23
Expiry date	February 23, 2022	February 23, 2022